Asset Retirement Obligation (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Undiscounted amount	$ 8,000,000	$ 8,000,000
Inflation interest rate	2.50%	2.50%
Interest free rate	4.49%	4.75%
Natural gas revenue deposit percentage	10.00%
Close out Fund amounted	$ 756,634	$ 686,159
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	10 years
Top of range [member]
IfrsStatementLineItems [Line Items]
Asset retirement obligations years	20 years